Note 13 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]

Note 13. Property and Equipment, Net

		Other	Leasehold
	Property	Equipment	Improvements	Total
	(USD in thousands)
Cost at December 31, 2024	$2,531	$1,357	$1,656	$5,544
Additions during the year	—	11	—	11
Exchange rate adjustments	322	169	206	697
Cost at December 31, 2025	2,853	1,537	1,862	6,252
Depreciation at December 31, 2024	$(788)	$(746)	$(496)	$(2,030)
Depreciation for the year	(254)	(197)	(164)	(615)
Exchange rate adjustments	(116)	(101)	(68)	(285)
Depreciation at December 31, 2025	(1,158)	(1,044)	(728)	(2,930)
Carrying amount at December 31, 2025	$1,695	$493	$1,134	$3,322
Carrying amount of right-of-use assets at December 31, 2025	$1,695	$—	$—	$1,695

		Other	Leasehold
	Property	Equipment	Improvements	Total
	(USD in thousands)
Cost at December 31, 2023	$2,681	$1,438	$1,754	$5,873
Exchange rate adjustments	(150)	(81)	(98)	(329)
Cost at December 31, 2024	2,531	1,357	1,656	5,544
Depreciation at December 31, 2023	$(585)	$(581)	$(364)	$(1,530)
Depreciation for the year	(244)	(206)	(158)	(608)
Exchange rate adjustments	41	41	26	108
Depreciation at December 31, 2024	(788)	(746)	(496)	(2,030)
Carrying amount at December 31, 2024	$1,743	$611	$1,160	$3,514
Carrying amount of right-of-use assets at December 31, 2024	$1,743	$—	$—	$1,743

Depreciation included in the consolidated statement of comprehensive loss:

	Years Ended December 31,
	2025	2024	2023
	(USD in thousands)
Research and development expenses	$314	$305	$340
General and administrative expenses	301	303	275
Total depreciation included in the consolidated statement of comprehensive loss	615	608	615
Total accumulated depreciation of right-of-use assets at December 31,	$1,215	$788	$585